MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Investment in marketable securities	$ 23,057	$ 0
Net proceeds from sale of marketable securities	63,445	68,641
Gain on marketable securities at FVTOCI, net of tax	(37,686)	25,948
Balance, beginning of year	114,001	148,944
Additions	22,674	5,295
Disposals	(63,445)	(72,132)
Fair value adjustments	(43,688)	31,894
Balance, end of year	$ 29,542	$ 114,001
SilverCrest
Investment [Line Items]
Increase (decrease) in number of shares owned (in shares)	8.2
Investment in marketable securities	$ 23,100
Losses on disposals of investments	2,800
Gain on marketable securities at FVTOCI, net of tax	$ 4,300
Pretium Resources Inc
Investment [Line Items]
Increase (decrease) in number of shares owned (in shares)	(9.0)
Net proceeds from sale of marketable securities	$ 63,400